Segment Information	12 Months Ended
Sep. 30, 2018
Segment Reporting [Abstract]
Segment Information
Note 21 — Segment Information
Our operations comprise four reportable segments generally based upon products or services sold, geographic location and regulatory environment: (1) AmeriGas Propane; (2) UGI International; (3) Midstream & Marketing; and (4) UGI Utilities.

AmeriGas Propane derives its revenues principally from the sale of propane and related equipment and supplies to retail customers in all 50 states. UGI International derives its revenues principally from the distribution of LPG to retail customers in France and in northern, central and eastern European countries.  In addition, UGI International derives revenue from natural gas marketing businesses in France, Belgium and the United Kingdom and a natural gas and electricity marketing business in the Netherlands. Midstream & Marketing derives its revenues principally from the sale of natural gas and, to a lesser extent, electricity, LPG and fuel oil as well as revenues and fees from storage, pipeline transportation and natural gas production activities primarily in the Mid-Atlantic region of the U.S. Midstream & Marketing also derives revenues from the sale of electricity through PJM, a regional electricity transmission organization in the eastern U.S., and, to a lesser extent, also from contracting services provided by HVAC to customers in portions of eastern and central Pennsylvania. UGI Utilities derives its revenues principally from the sale and distribution of natural gas to customers in eastern and central Pennsylvania and, to a lesser extent, from the sale and distribution of electricity in two northeastern Pennsylvania counties.

Corporate & Other principally comprise (1) net expenses of UGI’s captive general liability insurance company and UGI’s corporate headquarters facility, and UGI’s unallocated corporate and general expenses and interest income. In addition, Corporate & Other includes net gains and losses on commodity and certain foreign currency derivative instruments not associated with current-period transactions (including such amounts attributable to noncontrolling interests) because such items are excluded from profit measures evaluated by our Chief Operating Decision Maker (“CODM”) in assessing our reportable segments’ performance or allocating resources. Corporate & Other assets principally comprise cash and cash equivalents of UGI and its captive insurance company, and UGI corporate headquarters’ assets.

The accounting policies of our reportable segments are the same as those described in Note 2. We evaluate AmeriGas Propane’s performance principally based upon the Partnership’s earnings before interest expense, income taxes, depreciation and amortization as adjusted for the effects of gains and losses on commodity derivative instruments not associated with current-period transactions and other gains and losses that competitors do not necessarily have (“Partnership Adjusted EBITDA”). Although we use Partnership Adjusted EBITDA to evaluate AmeriGas Propane’s profitability, it should not be considered as an alternative to net income (as an indicator of operating performance) or as an alternative to cash flow (as a measure of liquidity or ability to service debt obligations) and is not a measure of performance or financial condition under GAAP. Our definition of Partnership Adjusted EBITDA may be different from that used by other companies. Our CODM evaluates the performance of our other reportable segments principally based upon their income before income taxes excluding gains and losses on commodity and certain foreign currency derivative instruments not associated with current-period transactions, as previously mentioned.
No single customer represents more than ten percent of our consolidated revenues. In addition, all of our reportable segments’ revenues, other than those of UGI International, are derived from sources within the United States, and all of our reportable segments’ long-lived assets, other than those of UGI International, are located in the United States. The amounts of revenues and long-lived assets associated with our operations in France represent approximately 20% and 15% of the respective consolidated amounts.

	Total	Elim- inations		AmeriGas Propane		UGI International	Midstream & Marketing		UGI Utilities	Corporate & Other (b)
2018 (f)
Revenues from external customers	$7,651.2	$—		$2,823.0		$2,683.8	$1,149.1		$998.5	$(3.2)
Intersegment revenues	$—	$(370.8)	(c)	$—		$—	$272.6		$93.9	$4.3
Cost of sales	$4,074.9	$(366.6)	(c)	$1,314.7		$1,620.1	$1,090.8		$522.9	$(107.0)
Operating income	$1,064.7	$0.3		$347.2	(e)	$217.4	$175.1		$239.9	$84.8
Income (loss) from equity investees	$4.3	$—		$—		$(0.5)	$4.8	(d)	$—	$—
Gain (loss) on foreign currency contracts, net	$16.2	$—		$—		$(12.7)	$—		$—	$28.9
Pension and other postretirement plans non-service (expense) income, net	$(0.6)	$—		$—		$5.7	$(1.2)		$(2.4)	$(2.7)
Interest expense	$(230.1)	$—		$(163.1)		$(21.1)	$(2.4)		$(42.9)	$(0.6)
Income before income taxes	$854.5	$0.3		$184.1		$188.8	$176.3		$194.6	$110.4
Net income attributable to UGI	$718.7	$(1.1)		$174.7		$138.6	$196.8		$148.9	$60.8
Depreciation and amortization	$455.1	$(0.3)		$185.8		$140.6	$43.5		$84.6	$0.9
Noncontrolling interests’ net income (loss)	$103.7	$—		$97.6		$(3.0)	$—		$—	$9.1
Partnership Adjusted EBITDA (a)				$605.5
Total assets	$11,980.9	$(125.3)		$3,933.9		$3,279.0	$1,328.9		$3,266.6	$297.8
Short-term borrowings	$424.9	$—		$232.0		$1.4	$2.0		$189.5	$—
Capital expenditures (including the effects of accruals)	$597.0	$—		$101.3		$111.4	$43.1		$338.5	$2.7
Investments in equity investees	$87.6	$—		$—		$12.8	$74.8		$—	$—
Goodwill	$3,160.4	$—		$2,003.0		$963.7	$11.6		$182.1	$—

2017
Revenues from external customers	$6,120.7	$—		$2,453.5		$1,877.5	$943.0		$847.5	$(0.8)
Intersegment revenues	$—	$(222.7)	(c)	$—		$—	$178.2		$40.1	$4.4
Cost of sales	$2,837.3	$(218.3)	(c)	$1,002.9		$935.3	$856.7		$367.3	$(106.6)
Operating income	$1,010.0	$0.3		$355.3		$194.4	$139.4		$232.7	$87.9
Income from equity investees	$4.3	$—		$—		$—	$4.3	(d)	$—	$—

	Total	Elim- inations		AmeriGas Propane	UGI International	Midstream & Marketing	UGI Utilities	Corporate & Other (b)
Loss on foreign currency contracts, net	$(23.9)	$—		$—	$(0.1)	$—	$—	$(23.8)
Loss on extinguishments of debt	$(59.7)	$—		$(59.7)	$—	$—	$—	$—
Pension and other postretirement plans non-service (expense) income, net	$(5.8)	$—		$—	$1.3	$(0.2)	$(4.4)	$(2.5)
Interest expense	$(223.5)	$—		$(160.2)	$(20.6)	$(2.1)	$(40.2)	$(0.4)
Income before income taxes	$701.4	$0.3		$135.4	$175.0	$141.4	$188.1	$61.2
Net income attributable to UGI	$436.6	$0.1		$44.6	$158.6	$86.9	$116.0	$30.4
Depreciation and amortization	$416.3	$(0.2)		$190.5	$117.4	$35.4	$72.3	$0.9
Noncontrolling interests’ net income	$87.2	$—		$64.4	$0.2	$—	$—	$22.6
Partnership Adjusted EBITDA (a)				$551.3
Total assets	$11,582.2	$(51.5)		$4,069.4	$3,132.0	$1,165.5	$2,994.0	$272.8
Short-term borrowings	$366.9	$—		$140.0	$17.9	$39.0	$170.0	$—
Capital expenditures (including the effects of accruals)	$624.3	$—		$98.1	$90.3	$117.5	$317.7	$0.7
Investments in equity investees	$59.1	$—		$—	$8.1	$51.0	$—	$—
Goodwill	$3,107.2	$—		$2,001.3	$912.2	$11.6	$182.1	$—

2016
Revenues from external customers	$5,685.7	$—		$2,311.8	$1,868.8	$752.3	$751.4	$1.4
Intersegment revenues	$—	$(133.9)	(c)	$—	$—	$114.3	$17.1	$2.5
Cost of sales	$2,437.5	$(131.5)	(c)	$864.8	$903.8	$602.2	$289.8	$(91.6)
Operating income	$992.4	$0.2		$356.3	$206.2	$146.8	$203.6	$79.3
Loss from equity investees	$(0.2)	$—		$—	$(0.2)	$—	$—	$—
Loss on extinguishments of debt	$(48.9)	$—		$(48.9)	$—	$—	$—	$—
Pension and other postretirement plans non-service (expense) income, net	$(4.4)	$—		$—	$0.4	$(0.1)	$(2.7)	$(2.0)
Interest expense	$(228.9)	$—		$(164.1)	$(24.4)	$(2.1)	$(37.6)	$(0.7)
Income before income taxes	$710.0	$0.2		$143.3	$182.0	$144.6	$163.3	$76.6
Net income attributable to UGI	$364.7	$0.1		$43.2	$111.6	$87.1	$97.4	$25.3
Depreciation and amortization	$400.9	$(0.2)		$190.0	$112.4	$30.6	$67.3	$0.8
Noncontrolling interests’ net income	$124.1	$—		$75.9	$—	$—	$—	$48.2
Partnership Adjusted EBITDA (a)				$543.0
Total assets	$10,847.2	$(136.6)		$4,071.8	$2,865.1	$1,038.2	$2,743.1	$265.6
Short-term borrowings	$291.7	$—		$153.2	$0.5	$25.5	$112.5	$—
Capital expenditures (including the effects of accruals)	$604.6	$—		$101.7	$99.9	$140.4	$262.5	$0.1
Investments in equity investees	$25.9	$—		$—	$8.5	$17.4	$—	$—
Goodwill	$2,989.0	$—		$1,978.3	$817.0	$11.6	$182.1	$—

(a)	The following table provides a reconciliation of Partnership Adjusted EBITDA to AmeriGas Propane income before income taxes:

	2018	2017	2016
Partnership Adjusted EBITDA	$605.5	$551.3	$543.0
Depreciation and amortization	(185.8)	(190.5)	(190.0)
Interest expense	(163.1)	(160.2)	(164.1)
Impairment of Partnership tradenames and trademarks	(75.0)	—	—
Loss on extinguishments of debt	—	(59.7)	(48.9)
MGP environmental accrual	—	(7.5)	—
Noncontrolling interest (i)	2.5	2.0	3.3
Income before income taxes	$184.1	$135.4	$143.3

(i)	Principally represents the General Partner’s 1.01% interest in AmeriGas OLP.

(b)
Includes net pre-tax gains on commodity and certain foreign currency derivative instruments not associated with current-period transactions (including such amounts attributable to noncontrolling interests) totaling $132.8, $82.0 and $91.6 in Fiscal 2018, Fiscal 2017 and Fiscal 2016, respectively. Fiscal 2017 also includes a pre-tax loss of $11.0 associated with the impairment of a cost basis investment (see Note 2).

(c)	Represents the elimination of intersegment transactions principally among Midstream & Marketing, UGI Utilities and AmeriGas Propane.

(d)	Represents AFUDC associated with PennEast (see Note 2).

(e)	Includes pre-tax impairment charge of $75.0 as a result of a plan to discontinue the use of certain Partnership tradenames and trademarks (see Note 11).

(f)	Fiscal 2018 results include impacts from the TCJA in the U.S. See Notes 6 and 8 for additional information.